Financial Instruments and Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($)
Foreign exchange risk [member] | Mongolian Tugrik [member]
Disclosure of fair value measurement of assets [line items]
Foreign exchange gain (loss)	$ 19.2	$ 20.9
Interest rate risk [member] | London Interbank Offered Rate (LIBOR) [member]
Disclosure of fair value measurement of assets [line items]
Calculated change in net earnings due to 100 basis point increase in LIBOR interest rates	$ 191.7	$ 32.8
Commodity price risk [member]
Disclosure of fair value measurement of assets [line items]
Copper in concentrate, sales | T	29,400